Financial Risk Management Objectives and Policies - Foreign Currency Risk Exposure (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 2,387	$ 2,352	$ 2,939	$ 908
Currency risk | Eurodollar [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Prepayments And Other Current Assets	86	120
Cash and cash equivalents	104	48
Loans and borrowings	11	45
Trade and other payables	(253)	(388)
Total financial liabilities	(52)	(175)
Currency risk | Japan, Yen
Disclosure of nature and extent of risks arising from financial instruments [line items]
Prepayments And Other Current Assets	0	0
Cash and cash equivalents	5	4
Loans and borrowings	0	0
Trade and other payables	(97)	(73)
Total financial liabilities	(92)	(69)
Currency risk | Singapore, Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Prepayments And Other Current Assets	28	16
Cash and cash equivalents	19	420
Loans and borrowings	0	0
Trade and other payables	(121)	(149)
Total financial liabilities	$ (74)	$ 287